S-K 1604, De-SPAC Transaction	Jun. 12, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Material Terms, Prospectus Summary [Text Block]	The board of directors of Eureka has unanimously approved a business combination agreement, dated as of October 29, 2025, as amended by Amendment No. 1 thereto dated as of June 12, 2026 (as it may be further amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement” or “BCA”), by and among the SPAC, Marine Thinking Inc.,
De-SPAC, Background, Prospectus Summary [Text Block]	Amalgamation (as defined below) becomes effective (the “Amalgamation Effective Time”), the SPAC shall complete the deregistration as a Cayman Islands exempted company in accordance with section 206 of the Companies Act (Revised) of the Cayman Islands (the “Companies Act”) and, immediately upon such deregistration, the domestication to Canada under the CBCA (the “SPAC Continuance”). The SPAC, from and after the completion of the SPAC Continuance, is referred to herein as “Pubco.” Upon the completion of the SPAC Continuance, the name of Pubco shall be changed from “Eureka Acquisition Corp” to “Marine Thinking Holdings Inc.” or such other name as the parties to the BCA may agree on; and (b) following the SPAC Continuance, and in accordance with the applicable provisions of the BCA and in accordance with the CBCA, at the closing of the transactions contemplated by the BCA (the “Closing”), the Company and the Amalgamation Sub shall amalgamate and continue as one company, being the Amalco (“Amalco”), under the terms and conditions prescribed in the amalgamation agreement to be signed by the Company and Amalgamation Sub and in accordance with section 181 of the CBCA (the “Amalgamation”). Following the Amalgamation Effective Time, the Amalco will become a direct wholly owned subsidiary of Pubco. The Continuance, the Amalgamation, and the other transactions contemplated by the BCA are hereinafter referred to as the “Business Combination” or the “Transactions.”

Prior to the Amalgamation Effective Time, SPAC shall complete the SPAC Continuance. In connection with the SPAC Continuance, (i) each SPAC Unit issued and outstanding immediately prior to the Closing shall, from and after the SPAC Continuance, continue to represent one SPAC Class A Share and one SPAC Right, (ii) each SPAC Class A Share and each SPAC Class B Share that is issued and outstanding immediately prior to the SPAC Continuance shall continue to represent one SPAC Class A Share or SPAC Class B Share, respectively, and (iii) each SPAC Right that is outstanding immediately prior to the SPAC Continuance shall, from and after the SPAC Continuance, continue to represent the right to receive one-fifth (1/5) of one SPAC Class A Share (a “Pubco Right”).

Pursuant to the terms of the Business Combination Agreement, at the Amalgamation Effective Time, by virtue of the Amalgamation and without any action on the part of any party or the holders of shares of the Company or the Amalgamation Sub:

(a) Each common share of the Company (“Company Share”) issued and outstanding immediately prior to the Amalgamation Effective Time (other than the Dissent Shares as defined in the BCA) shall automatically be cancelled in exchange for a number of fully paid and non-assessable class A ordinary shares of Pubco (“Pubco Class A Shares”) equal to the Amalgamation Multiple (as defined below) and such Company Share shall no longer be outstanding and cease to exist by virtue of the Amalgamation. In consideration of the foregoing issuance of the Pubco Class A Shares, Amalco shall issue to Pubco one share of Amalco (“Amalco Share”) for each Pubco Class A Share so issued. Additionally, Pubco shall receive one Amalco Share in exchange for each share of the Amalgamation Sub held by it and the shares of the Amalgamation Sub will be cancelled;

(b) Each Company Option (as defined below) issued and outstanding immediately prior to the Amalgamation Effective Time shall automatically be cancelled in exchange for a share option exercisable to receive Pubco Class A Shares (each, a “Rollover Option”) for each Company Option held, and shall no longer be outstanding and cease to exist by virtue of the Amalgamation. The Company shall assign, and Pubco shall assume, the Company Option Agreements, and any restriction on any Company Option shall continue in full force and effect under the Rollover Option and the terms and other provisions of such Company Option shall otherwise remain unchanged, except for terms rendered inoperative by reason of the Transactions (as defined below) or for such other immaterial administrative or ministerial changes as the Pubco Board (or the compensation committee of the Pubco Board) may determine in good faith are necessary to effectuate the administration of the Rollover Options. The number of the Pubco Class A Shares issuable upon exercise of each Rollover Option shall be determined by multiplying the number of Company Shares (as defined below) that were subject to such Company Option immediately prior to the consummation of the Amalgamation by the Amalgamation Multiple, and rounding the resulting number down to the nearest whole number of the Pubco Class A Shares;

(c) Each share of the Amalgamation Sub shall automatically be cancelled in exchange for the right to receive one fully paid and non-assessable Amalco Share, following which shares of the Amalgamation Sub shall no longer be outstanding and cease to exist by virtue of the Amalgamation.

At the Amalgamation Effective Time, without any action on the part of any party or the holders of shares of the SPAC:

(a) Each SPAC Unit issued and outstanding immediately prior to the Closing shall (to the extent not already separated) be automatically severed and the holder thereof shall be deemed to hold one SPAC Class A Share and one SPAC Right (as defined below) in accordance with the terms of the applicable SPAC Unit;

(b) Each SPAC Right issued and outstanding immediately prior to the Closing shall be automatically converted into one-fifth of a SPAC Class A Share; and

(c) Immediately following the separation of each SPAC Unit in accordance with paragraph (i) above and the conversion of the SPAC Rights in accordance with paragraph (ii) above, (A) each SPAC Class A Share, other than the SPAC Class A Shares to be redeemed pursuant to the SPAC Share Redemption (as defined in the BCA), shall continue to be issued and outstanding as Pubco Class A Share, (B) each SPAC Class A Share to be redeemed pursuant to the SPAC Share Redemption shall automatically be cancelled in exchange for the right to be redeemed pursuant to the SPAC Share Redemption, and shall no longer be outstanding and cease to exist, (C) each SPAC Class B Share issued and outstanding immediately prior to the Closing shall automatically be cancelled in exchange for the right to receive one Pubco Class A Share, and shall no longer be outstanding and cease to exist, and (D) each SPAC Share held in the treasury of the SPAC immediately prior to the Closing shall no longer be outstanding and be cancelled and cease to exist and no consideration shall be delivered or deliverable in exchange therefor.

De-SPAC Forepart, Board Determination [Text Block]

(b) Each Company Option (as defined below) issued and outstanding immediately prior to the Amalgamation Effective Time shall automatically be cancelled in exchange for a share option exercisable to receive Pubco Class A Shares (each, a “Rollover Option”) for each Company Option held, and shall no longer be outstanding and cease to exist by virtue of the Amalgamation. The Company shall assign, and Pubco shall assume, the Company Option Agreements, and any restriction on any Company Option shall continue in full force and effect under the Rollover Option and the terms and other provisions of such Company Option shall otherwise remain unchanged, except for terms rendered inoperative by reason of the Transactions (as defined below) or for such other immaterial administrative or ministerial changes as the Pubco Board (or the compensation committee of the Pubco Board) may determine in good faith are necessary to effectuate the administration of the Rollover Options. The number of the Pubco Class A Shares issuable upon exercise of each Rollover Option shall be determined by multiplying the number of Company Shares (as defined below) that were subject to such Company Option immediately prior to the consummation of the Amalgamation by the Amalgamation Multiple, and rounding the resulting number down to the nearest whole number of the Pubco Class A Shares;

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the terms and amount of the compensation received or to be received by the SPAC’s sponsor, Hercules Capital Management Corp (the “Sponsor”) and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by the SPAC to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor	On July 4, 2023 and September 29, 2023, an aggregate of 1,437,500 Founder shares, or the insider shares, were issued to the Sponsor for an aggregate purchase price of $25,000. On July 8, 2024, as a result of the Sponsor’s full exercise of its over-allotment option, and all 187,500 Founder Shares were no longer subject to forfeiture.	The SPAC has agreed to reimburse the insiders for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of the date of this proxy statement/prospectus, there were $100 out-of-pocket unpaid reimbursable expenses for which the insiders, including the Sponsor and its affiliates, are awaiting reimbursement.

Immediately prior to the closing of the IPO, the Sponsor transferred an aggregate of 30,000 of its Founder Shares, or 10,000 each, to its then independent directors for their board service, at the original purchase price. Simultaneously with the closing of the SPAC’s IPO on July 3, 2024, the Sponsor purchased 228,000 Private Units for an aggregate purchase price of $2,280,000.

Upon the consummation of the Business Combination, among other things, each of the then issued and outstanding SPAC Class B Shares will convert automatically, on a one-for-one basis, into one Pubco Class A Share. In the event the share price of Pubco Class A Shares falls below the price paid by a shareholder of the SPAC at the time of purchase of the SPAC Class A Shares by such shareholder, a situation may arise in which the Sponsor or a director of the SPAC maintains a positive rate of return on its/ his/her SPAC Shares while such shareholder of the SPAC experiences a negative rate of return on the shares such shareholder of the SPAC purchased. The securities currently owned by the Sponsor will have a significantly higher value at the time of the Business Combination than at the time of purchase. For purpose of illustration, given that as of the date of this prospectus, the Sponsor holds 1,635,500 SPAC Shares, including 1,407,500 Founder Shares and 228,000 SPAC Class A Shares included in the Private Units, based on an estimated market price of $[●] per SPAC Class A Share (i.e. being SPAC Class A Share’s closing price on [●], 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) immediately after Closing, the aggregate value of Pubco Class A Shares owned by the Sponsor would be $[●] and the Sponsor would have a potential aggregate profit of $[●], representing a profit of $[●] per Company Share, whereas other public shareholders of the SPAC would only have a profit of $[●] per Company Share.

The Sponsor or an affiliate of the Sponsor or certain of the SPAC’s officers and directors may provide non-interest bearing loans to finance transaction costs in connection with an intended initial business combination and the Sponsor may provide non-interest bearing loans to extend the time period for consummating our initial business combination, the terms of which have not been determined nor have any written agreements been executed with respect thereto. Up to $1,500,000 of the loans (“Working Capital Loans”) made by the Sponsor, the SPAC’s officers and directors, or the SPAC’s or their affiliates to the SPAC prior to or in connection with its initial business combination may be convertible into units, at a price of $10.00 per unit at the option of the lender, upon consummation of our initial business combination. The units would be identical to the private placement units. On August 25, 2025, the SPAC issued an unsecured promissory note to the Sponsor in the principal amount of up to $300,000 for general working capital purposes (the “Working Capital Note”). As of the date of this proxy statement/prospectus, the Working Capital Note is fully drawn down.

The Sponsor or its affiliates or designees may provide non-interest bearing loans to the SPAC to extend the time available for it to consummate the initial business combination. On June 30, 2025, the SPAC extended the time available for it to consummate the initial business combination through an extraordinary general meeting. After the extension, and as of the date of this proxy statement/prospectus, the SPAC has until July 3, 2026 to complete a business combination. As of the date of this proxy statement/prospectus, the Company has paid $150,000 from its working capital, the SPAC has issued seven unsecured promissory notes to the Sponsor in the aggregate principal amount of $1,050,000 (the “Extension Note”) to the Sponsor in connection with the payment for Monthly Extension, and the SPAC has issued three unsecured promissory notes to Marine Thinking in the aggregate principal amount of $450,000.

The Sponsor is entitled to $10,000 per month for office space, administrative and support services until the completion of an initial business combination under the Administrative Services Agreement. For the six months ended March 31, 2026, the SPAC incurred $60,000 in fees for these services. As of March 31, 2026, the unpaid services fee amounts to $110,000.